Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Dynamic AlphaSector® Fund,
a series of Virtus Opportunities Trust

Supplement dated August 1, 2013
to the Prospectuses and the Statement of Additional Information ("SAI"),
each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2013, the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares will be reduced to 1.00% (as a percentage of the lesser of purchase price or redemption proceeds). Accordingly, effective September 1, 2013, all references in the fund's summary prospectus, statutory prospectus and SAI to the Class C Shares CDSC are hereby revised to reflect this change.

VIRTUS DYNAMIC ALPHASECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Dynamic AlphaSector® Fund,
a series of Virtus Opportunities Trust

Supplement dated August 1, 2013
to the Prospectuses and the Statement of Additional Information ("SAI"),
each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2013, the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares will be reduced to 1.00% (as a percentage of the lesser of purchase price or redemption proceeds). Accordingly, effective September 1, 2013, all references in the fund's summary prospectus, statutory prospectus and SAI to the Class C Shares CDSC are hereby revised to reflect this change.